UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [X]; Amendment Number:  1
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     New Harbor Financial Group, LLC
Address:  54 Main Street, Ste 102
          Leominister, MA 01453

Form 13F File Number:  028-15047

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine Drisco
Title:    Chief Compliance Officer
Phone:    978.537.7701

Signature, Place, and Date of Signing:

     /s/ Christine Drisco             Leominster, MA           August 30, 2012
     --------------------             --------------           ---------------
         [Signature]                  [City, State]                [Date]

This amendment is being filed to report the correct information for the reporting period ending June 30, 2012. The registrant's previously filed
13F Holdings Report with the reporting period of June 30, 2012
(Acc-no: 0001398344-12-002820) contained the information for December 31, 2011. The December 31, 2011 information has since been filed with the correct reporting period of 12-31-2011 (Acc-no:0001398344-12-002825).

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          158
                                         -----------

Form 13F Information Table Value Total:  $   126,678
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                 COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                            TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
              NAME OF ISSUER                 CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
JUST ENERGY GROUP INC ORD                   Stock    48213W101          23       2,100 SH       sole                x
COINSTAR INC COM                            Stock    19259P300          55         800 SH       sole                x
AMEX SPDR INDUSTRIAL SELECT INDEX           Stock    81369Y704       6,884     193,000 SH       sole                x
TRANSCANADA CORP COM                        Stock    89353D107           8         200 SH       sole                x
EATON VANCE TAX-MANAGED GLOBAL DIV CL END   Stock    27829F108          31       3,700 SH       sole                x
BROOKS AUTOMATION INC COM                   Stock    114340102           2         222 SH       sole                x
SEASPAN CORP COM                            Stock    Y75638109          10         600 SH       sole                x
PFIZER INC COM                              Stock    717081103           2          81 SH       sole                x
VEOLIA ENVIRONNEMENT ADR                    Stock    92334N103       1,029      81,500 SH       sole                x
CATERPILLAR INC COM                         Stock    149123101          25         300 SH       sole                x
ABBOTT LABS COM                             Stock    002824100          45         704 SH       sole                x
STERICYCLE INC COM                          Stock    858912108          18         200 SH       sole                x
CLAYTON WILLIAMS ENERGY INC COM             Stock    969490101          13         265 SH       sole                x
AMAZON.COM INC COM                          Stock    023135106           2          10 SH       sole                x
POWERSHARES EMERGING MARKETS SOV DEB PORT   Stock    73936T573      10,699     371,105 SH       sole                x
PROCTER GAMBLE CO COM                       Stock    742718109         100       1,632 SH       sole                x
WALT DISNEY CO COM                          Stock    254687106           0           6 SH       sole                x
BARRICK GOLD CORP COM                       Stock    067901108          26         700 SH       sole                x
NEW GOLD INC COM                            Stock    644535106           5         540 SH       sole                x
ISHARES BARCLAYS TIPS BOND FUND             Stock    464287176       9,400      78,531 SH       sole                x
BROWN FORMAN CORP CL B                      Stock    115637209         744       7,685 SH       sole                x
TORONTO DOMINION BK ONT COM NEW             Stock    891160509           1          12 SH       sole                x
AMEX SPDR CONSUMER DIS SELECT INDEX         Stock    81369Y407       7,745     176,900 SH       sole                x
HECLA MINING CO COM                         Stock    422704106          48      10,000 SH       sole                x
COCA COLA CO COM                            Stock    191216100           1          12 SH       sole                x
ACCO BRANDS CORP COM                        Stock    00081T108           2         172 SH       sole                x
CURRENCY SH SWISS FR COM                    Stock    23129V109       2,128      20,500 SH       sole                x
POWERSHARES BIOTECHNOLOGY & GENOME PORT     Stock    73935X856           2         100 SH       sole                x
SPDR SPDR S&P BIOTECH ETF                   Stock    78464A870          18         200 SH       sole                x
UNION PAC CORP COM                          Stock    907818108       1,171       9,814 SH       sole                x
EDWARDS LIFE SCIENCES COM                   Stock    28176E108          41         400 SH       sole                x
WESTPORT INNOVATIONS INC COM                Stock    960908309         573      15,600 SH       sole                x
WALGREEN CO COM                             Stock    931422109           3         103 SH       sole                x
GMX RESOURCES INC COM                       Stock    38011M108           1       1,000 SH       sole                x
CHEVRON CORP COM                            Stock    166764100         169       1,600 SH       sole                x
TRANSOCEAN LTD ORD                          Stock    H8817H100       1,534      34,300 SH       sole                x
MAGELLAN PETE CORP COM                      Stock    559091301          19      17,000 SH       sole                x
CONOCOPHILLIPS CORP COM                     Stock    20825C104           6         100 SH       sole                x
WHOLE FOODS MKT INC COM                     Stock    966837106         791       8,300 SH       sole                x
GENERAL ELECTRIC CO COM                     Stock    369604103         330      15,815 SH       sole                x
VANGUARD SPECIALIZED PORTFOL DIVIDEND
  APPRECIATION ETF                          Stock    921908844         649      11,456 SH       sole                x
BEAM INC COM                                Stock    073730103          46         736 SH       sole                x
KINDER MORGAN ENERGY PARTNERS CM LP         Stock    494550106          79       1,000 SH       sole                x
APPLE INC COM                               Stock    037833100          11          18 SH       sole                x
KODIAK OIL & GAS CORP. COM                  Stock    50015Q100           8         964 SH       sole                x
SUNPOWER CORPORATIONS COM                   Stock    867652406         632     131,900 SH       sole                x
MIDDLESEX WATER CO COM                      Stock    596680108       1,819      95,733 SH       sole                x
ELAN CORP PLC ADR                           Stock    284131208          12         800 SH       sole                x
MICROSOFT CORP COM                          Stock    594918104          17         550 SH       sole                x
ANADARKO PETROL CORP COM                    Stock    032511107          41         616 SH       sole                x
TEMPLETON GLOBAL INCOME FD INC COM          Stock    880198106          26       2,840 SH       sole                x
HOME DEPOT INC COM                          Stock    437076102           1          26 SH       sole                x
VODAFONE GROUP PLC ADR                      Stock    92857W209          66       2,325 SH       sole                x
TARGET CORP COM                             Stock    87612E106          36         626 SH       sole                x
MARKET VECTORS JUNIOR GOLD MINERS ETF       Stock    57060U589       2,890     150,466 SH       sole                x
CHESAPEAKE ENERGY CORP COM                  Stock    165167107           0           9 SH       sole                x
SPDR TR S&P 500 ETF TRUST                   Stock    78462F103          68         496 SH       sole                x
BARCLAYS BANK PLC IPATH S&P 500 VIX SHORT
  TERM                                      Stock    06740C261           0           0 SH       sole                x
CENTRAL FUND OF CANADA CLOSED END FUND CL A Stock    153501101       3,010     152,077 SH       sole                x
VERIZON COMMUNICATIONS COM                  Stock    92343V104       3,464      77,941 SH       sole                x
ISHARES FTSE CHINA 25 INDEX FUND            Stock    464287184          13         400 SH       sole                x
POWERSHARES WILDERHILL CLEAN ENERGY PORT    Stock    73935X500           1         200 SH       sole                x
SPDR DOW JONES INDUSTRIAL AVE ETF TRUST     Stock    78467X109       9,081      70,700 SH       sole                x
SCHLUMBERGER LTD COM                        Stock    806857108         226       3,489 SH       sole                x
EDAP TMS SA SPONS ADR                       Stock    268311107          17       8,600 SH       sole                x
HIBBETT SPORTS INC COM                      Stock    428567101          12         200 SH       sole                x
SUNOPTA INC COM                             Stock    8676EP108          55       9,850 SH       sole                x
SPIRE CORP COM                              Stock    848565107           2       3,400 SH       sole                x
INTL BUSINESS MACHINES COM                  Stock    459200101         105         535 SH       sole                x
TENET HEALTHCARE CORP COM                   Stock    88033G100           0           1 SH       sole                x
PROSHARES ULTRASHORT REAL ESTATE            Stock    74348A871           5         200 SH       sole                x
PHILLIPS 66 COM                             Stock    718546104           2          50 SH       sole                x
FORTUNE BRANDS HOME & SEC INC COM           Stock    34964C106          16         736 SH       sole                x
ISHARES MSCI BRAZIL IND FD                  Stock    464286400           7         127 SH       sole                x
MARKET VECTORS GOLD MINERS ETF              Stock    57060U100       8,533     190,588 SH       sole                x
FACEBOOK INC COM                            Stock    30303M102          27         865 SH       sole                x
KROGER CO COM                               Stock    501044101           7         300 SH       sole                x
LEGACY RESERVES LP                          Stock    524707304          32       1,269 SH       sole                x
ENTERPRISE PRODUCTS PARTNERS LP             Stock    293792107           1          26 SH       sole                x
SPDR INTL GOVT INFL PROT BOND ETF           Stock    78464A490       4,065      69,032 SH       sole                x
EXELON CORPORATION COM                      Stock    30161N101          19         507 SH       sole                x
BIOGEN IDEC INC COM                         Stock    09062X103          14         100 SH       sole                x
INTEL CORP COM                              Stock    458140100         713      26,752 SH       sole                x
WELLS FARGO COMPANY COM                     Stock    949746101          13         400 SH       sole                x
AMGEN INC COM                               Stock    031162100          14         188 SH       sole                x
BANCOLUMBIA S.A. COM                        Stock    05968L102          12         200 SH       sole                x
AUTOMATIC DATA PROCESSING INC COM           Stock    053015103          39         700 SH       sole                x
ISHARES DJ US OIL & EQUIP                   Stock    464288844         231       5,000 SH       sole                x
EXXON MOBIL CORPORATION COM                 Stock    30231G102         856      10,000 SH       sole                x
STANLEY BLACK & DECKER INC COM              Stock    854502101          77       1,200 SH       sole                x
SIMON PROPERTY GROUP COM                    Stock    828806109          32         207 SH       sole                x
HARRIS CORP DEL COM                         Stock    413875105          13         300 SH       sole                x
SEADRILL LTD COM 8FMN8                      Stock    G7945E105         678      19,100 SH       sole                x
GREAT PANTHER SILVER LTD ORD                Stock    39115V101          12       7,000 SH       sole                x
TEXTRON INC COM                             Stock    883203101           2          64 SH       sole                x
ETFS SILVER TRUST ETF                       Stock    26922X107          40       1,480 SH       sole                x
PRUDENTIAL FINANCIAL INC COM                Stock    744320102           1          21 SH       sole                x
NORTHERN DYNASTY MINERALS COM               Stock    66510M204           2       1,000 SH       sole                x
SPDR LEHMAN INTL TREA BOND ETF              Stock    78464A516          47         793 SH       sole                x
SILVER WHEATON CORP COM                     Stock    828336107           8         300 SH       sole                x
DOMINION RESOURCES INC COM                  Stock    25746U109           5         100 SH       sole                x
SMARTHEAT INC COM                           Stock    83172F203           1         217 SH       sole                x
OXYGEN BIOTHERAPEUTICS INC COM              Stock    69207P209           0           2 SH       sole                x
NETFLIX.COM INC COM                         Stock    64110L106          68       1,000 SH       sole                x
LINKEDIN CORPORATION COM                    Stock    53578A108          43         400 SH       sole                x
TENARIS S A ADR                             Stock    88031M109          14         400 SH       sole                x
ISHARES S&P 500 INDEX                       Stock    464287200         479       3,500 SH       sole                x
SPDR GOLD TR GOLD SHS ETF                   Stock    78463V107       2,677      17,250 SH       sole                x
BANK OF AMERICA CORP COM                    Stock    060505104          19       2,352 SH       sole                x
MARRIOTT INTERNATIONAL INC CLASS A NEW      Stock    571903202          14         367 SH       sole                x
ATLANTIC POWER CORP COM                     Stock    04878Q863       1,261      98,409 SH       sole                x
CURRENCY SH CAN DOL TR EXCHANGE TRADED FUND Stock    23129X105       2,919      29,884 SH       sole                x
BRISTOL-MYERS SQUIBB CM                     Stock    110122108       1,039      28,900 SH       sole                x
EATON VANCE TAX-MANAGED GLOBAL BUY-WRITE
  OPP FUND                                  Stock    27829C105       1,183     112,854 SH       sole                x
ISHARES RUSSELL 2000 IDX FUND               Stock    464287655      13,056     164,100 SH       sole                x
POWERSHARES QQQ                             Stock    73935A104       9,220     143,700 SH       sole                x
DOW CHEMICAL COM                            Stock    260543103          13         400 SH       sole                x
CENTURYLINK INC COM                         Stock    156700106           1          35 SH       sole                x
INTUITIVE SURGICAL INC COM                  Stock    46120E602          14          25 SH       sole                x
BAXTER INTERNATIONAL INC CM                 Stock    071813109          28         533 SH       sole                x
TANZANIAN ROYALTY EXPL CORP COM             Stock    87600U104           2         500 SH       sole                x
ABERDEEN ASIA-PAC PRIME INC COM             Stock    003009107          11       1,500 SH       sole                x
JDS UNIPHASE CORP COM                       Stock    46612J507           4         375 SH       sole                x
FRONTIER COMMUNICATIONS CORP COM            Stock    35906A108           1         169 SH       sole                x
KIMBERLY CLARK CORP COM                     Stock    494368103         268       3,200 SH       sole                x
BERKSHIRE HATHAWAY INC DEL CL B             Stock    084670702          36         433 SH       sole                x
3M CO COM                                   Stock    88579Y101          36         400 SH       sole                x
FORD MOTOR COM                              Stock    345370860           2         162 SH       sole                x
PENNEY J C CO INC COM                       Stock    708160106           7         300 SH       sole                x
METLIFE INC COM                             Stock    59156R108           1          33 SH       sole                x
JOHNSON & JOHNSON COM                       Stock    478160104          61         907 SH       sole                x
ENDEAVOUR SILVER CORP COM                   Stock    29258Y103           8       1,000 SH       sole                x
MINES MGT INC COM                           Stock    603432105           7       5,200 SH       sole                x
TEMPLETON EMERGING MKTS INCOME COM          Stock    880192109           6         400 SH       sole                x
ISHARES GOLD TRUST COM                      Stock    464285105         806      51,800 SH       sole                x
PENGROWTH ENERGY CORP COM                   Stock    70706P104           6       1,000 SH       sole                x
ALCATEL LUCENT SPONSORED ADR                Stock    013904305           0         105 SH       sole                x
XILINX INC COM                              Stock    983919101          17         500 SH       sole                x
ROYAL DUTCH SHELL PLC ADS CLASS B           Stock    780259107          14         200 SH       sole                x
TATA MOTORS LTD COM                         Stock    876568502          13         600 SH       sole                x
BHP BILLITON LIMITED ADR                    Stock    088606108          39         600 SH       sole                x
HONEYWELL INTERNATIONAL INC COM             Stock    438516106          19         333 SH       sole                x
NETAPP INC COM                              Stock    64110D104           3         100 SH       sole                x
ISHARES MSCI EMERGING MKTS                  Stock    464287234           2          47 SH       sole                x
GILEAD SCIENCES INC COM                     Stock    375558103           8         161 SH       sole                x
MERCK & CO INC. COM                         Stock    58933Y105           8         200 SH       sole                x
PEPSICO INC COM                             Stock    713448108          95       1,346 SH       sole                x
COVIDIEN PLC COM                            Stock    G2554F113          11         200 SH       sole                x
STAR GAS PARTNERS L.P.-SBI COM              Stock    85512C105           4       1,000 SH       sole                x
AT&T INC COM                                Stock    00206R102         180       5,058 SH       sole                x
GOLDCORP INC COM                            Stock    380956409       1,018      27,100 SH       sole                x
VANGUARD SM CAP ETF US SMALL MKT 1750       Stock    922908751         459       6,040 SH       sole                x
STARRETT L S CO CL A                        Stock    855668109           7         602 SH       sole                x
CENTRAL GOLDTRUST TRUST                     Stock    153546106       8,791     145,542 SH       sole                x
DEERE & CO COM                              Stock    244199105       1,003      12,400 SH       sole                x
OTTER TAIL CORP COM                         Stock    689648103          23       1,000 SH       sole                x
LOCKHEED MARTIN COM                         Stock    539830109          35         400 SH       sole                x
DEVON ENERGY CORPORATION COMMON             Stock    25179M103           3          44 SH       sole                x